Transaction Accounting Adjustments - Schedule of Adjustment to Accumulated Deficit (Details) - Transaction Accounting Adjustment [Member] $ in Thousands	3 Months Ended
Mar. 31, 2024 USD ($)
Change in Accounting Estimate [Line Items]
Elimination of AnHeart's historical accumulated deficit	$ 294,696
Expensing of IPR&D asset due to no alternative future use	(418,755)
To record share-based compensation for accelerated awards accounted for as post-combination expense	(2,871)
Total adjustment	$ (126,930)